SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 2.4%
Gray Television, Inc.(A)	117	$1,610
Nexstar Broadcasting Group, Inc.	83	7,444

		9,054

Total Communication Services—2.4%		9,054
Consumer Discretionary
Auto Parts & Equipment – 1.3%
Fox Factory Holding Corp.(A)	66	4,898

Automotive Retail – 1.0%
Lithia Motors, Inc.	17	3,943

Casinos & Gaming – 2.3%
Churchill Downs, Inc.	40	6,509
Monarch Casino & Resort, Inc.(A)	52	2,315

		8,824

Footwear – 1.0%
Deckers Outdoor Corp.(A)	18	4,064

Homebuilding – 4.4%
Installed Building Products, Inc.(A)	92	9,319
TopBuild Corp.(A)	44	7,547

		16,866

Leisure Products – 1.4%
Malibu Boats, Inc., Class A(A)	105	5,210

Restaurants – 3.8%
Texas Roadhouse, Inc., Class A	66	3,985
Wingstop, Inc.	76	10,411

		14,396

Total Consumer Discretionary—15.2%		58,201
Consumer Staples
Hypermarkets & Super Centers – 1.0%
BJ’s Wholesale Club, Inc.(A)	94	3,917

Packaged Foods & Meats – 2.7%
Nomad Foods Ltd.(A)	254	6,476
TreeHouse Foods, Inc.(A)	89	3,594

		10,070

Total Consumer Staples—3.7%		13,987
Financials
Asset Management & Custody Banks – 0.8%
Hamilton Lane, Inc., Class A	46	2,981

Insurance Brokers – 0.5%
SelectQuote, Inc.(A)(B)	100	2,026

Investment Banking & Brokerage – 2.8%
Houlihan Lokey, Inc.	103	6,109
LPL Investment Holdings, Inc.	59	4,506

		10,615

Regional Banks – 0.8%
Seacoast Banking Corp. of Florida(A)	162	2,913

Total Financials—4.9%		18,535

Health Care
Biotechnology – 3.3%
Amicus Therapeutics, Inc.(A)	108	1,518
Halozyme Therapeutics, Inc.(A)	67	1,748
Insmed, Inc.(A)	67	2,142
Novavax, Inc.(A)	10	1,065
Vericel Corp.(A)	319	5,915

		12,388

Health Care Distributors – 2.0%
PetIQ, Inc.(A)	236	7,783

Health Care Equipment – 9.4%
Acutus Medical, Inc.(A)	50	1,499
Axonics Modulation Technologies, Inc.(A)(B)	120	6,110
iRhythm Technologies, Inc.(A)	33	7,931
Penumbra, Inc.(A)	21	4,166
Tactile Systems Technology, Inc.(A)	133	4,850
Tandem Diabetes Care, Inc.(A)	56	6,315
Veracyte, Inc.(A)	158	5,148

		36,019

Health Care Services – 4.0%
1Life Healthcare, Inc.(A)	146	4,136
AMN Healthcare Services, Inc.(A)	88	5,131
LHC Group, Inc.(A)	27	5,824

		15,091

Health Care Supplies – 2.8%
Haemonetics Corp.(A)	71	6,173
OraSure Technologies, Inc.(A)	364	4,432

		10,605

Health Care Technology – 6.3%
CareDx, Inc.(A)	222	8,414
HMS Holdings Corp.(A)	192	4,595
Livongo Health, Inc.(A)	28	3,862
Omnicell, Inc.(A)	76	5,637
Simulations Plus, Inc.	21	1,620

		24,128

Life Sciences Tools & Services – 1.2%
NeoGenomics, Inc.(A)	122	4,505

Total Health Care—29.0%		110,519
Industrials
Aerospace & Defense – 2.3%
Mercury Computer Systems, Inc.(A)	112	8,681

Air Freight & Logistics – 1.6%
Air Transport Services Group, Inc.(A)	236	5,919

Building Products – 0.9%
Simpson Manufacturing Co., Inc.	37	3,563

Electrical Components & Equipment – 1.2%
EnerSys	67	4,506

Environmental & Facilities Services – 1.2%
Clean Harbors, Inc.(A)	83	4,668

Industrial Machinery – 2.9%
Crane Co.	84	4,206

John Bean Technologies Corp.	42	3,842
RBC Bearings, Inc.(A)	26	3,112

		11,160

Security & Alarm Services – 1.4%
Brink’s Co. (The)	133	5,456

Trucking – 1.9%
Knight Transportation, Inc.	175	7,104

Total Industrials—13.4%		51,057
Information Technology
Application Software – 13.2%
Envestnet, Inc.(A)	65	5,021
Five9, Inc.(A)	104	13,510
Globant S.A.(A)	41	7,425
HubSpot, Inc.(A)	4	1,294
LivePerson, Inc.(A)	99	5,154
Mimecast Ltd.(A)	137	6,410
Q2 Holdings, Inc.(A)	81	7,407
Smartsheet, Inc., Class A(A)	80	3,957

		50,178

Communications Equipment – 1.0%
Viavi Solutions, Inc.(A)	331	3,878

Data Processing & Outsourced Services – 1.8%
EVO Payments, Inc., Class A(A)	114	2,843
Shift4 Payments, Inc., Class A(A)	84	4,064

		6,907

Electronic Equipment & Instruments – 1.0%
Coherent, Inc.(A)	36	3,980

IT Consulting & Other Services – 2.0%
Booz Allen Hamilton Holding Corp.	44	3,642
Switch, Inc., Class A	256	3,990

		7,632

Semiconductor Equipment – 1.4%
Enphase Energy, Inc.(A)	65	5,383

Semiconductors – 2.8%
Monolithic Power Systems, Inc.	30	8,256
SiTime Corp.(A)	29	2,405

		10,661

Systems Software – 3.9%
Proofpoint, Inc.(A)	58	6,167
Varonis Systems, Inc.(A)	76	8,797

		14,964

Total Information Technology—27.1%		103,583
Real Estate
Health Care REITs – 0.4%
Community Healthcare Trust, Inc.	35	1,615

Total Real Estate—0.4%		1,615
TOTAL COMMON STOCKS – 96.1%		$366,551
(Cost: $280,372)

SHORT-TERM SECURITIES
Money Market Funds(C) - 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	14,266	14,266

TOTAL SHORT-TERM SECURITIES – 3.7%		$14,266

(Cost: $14,266)

TOTAL INVESTMENT SECURITIES – 99.8%		$380,817

(Cost: $294,638)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		906

NET ASSETS – 100.0%		$381,723

Notes to Schedule of Investments

*Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) All or a portion of securities with an aggregate value of $4,219 are on loan.

(C) Rate shown is the annualized 7-day yield at September 30, 2020.

The following total return swap agreements were outstanding at September 30, 2020:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Long	JPMorgan Chase Bank N.A.	07/01/2021	$14,868	1-Month LIBOR minus 0.2 bps	$180	$—	$180

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of September 30, 2020:

Reference Entity	Shares		Notional Amount	Value	% of Value
Mirati Therapeutics, Inc.	—	*	$613	$7	4.1%
MyoKardia, Inc.	—	*	602	7	4.1
Momenta Pharmaceuticals, Inc.	—	*	587	7	4.0
Invitae Corp.	—	*	517	6	3.6
Blueprint Medicines Corp.	—	*	506	6	3.4
Ultragenyx Pharmaceutical, Inc.	—	*	481	6	3.2
Natera, Inc.	—	*	477	6	3.2
Emergent BioSolutions, Inc.	—	*	467	6	3.1
Arrowhead Pharmaceuticals, Inc.	—	*	442	5	3.0
Amicus Therapeutics, Inc.	—	*	361	4	2.4

Halozyme Therapeutics, Inc.	—	*	360	4	2.4
Insmed, Inc.	—	*	326	4	2.2
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	314	4	2.1
Medpace Holdings, Inc.	—	*	308	4	2.1
PTC Therapeutics, Inc.	—	*	303	4	2.0
FibroGen, Inc.	—	*	297	4	2.0
Bridgebio Pharma, Inc.	—	*	278	3	1.9
Fate Therapeutics, Inc.	—	*	258	3	1.7
ChemoCentryx, Inc.	—	*	245	3	1.7
Twist Bioscience Corp.	—	*	228	3	1.5
Denali Therapeutics, Inc.	—	*	228	3	1.5
Turning Point Therapeutics, Inc.	—	*	226	3	1.5
TG Therapeutics, Inc.	—	*	223	3	1.5
Pacira BioSciences, Inc.	—	*	217	3	1.5
Axsome Therapeutics, Inc.	—	*	211	3	1.4
Xencor, Inc.	—	*	203	3	1.4
Heron Therapeutics, Inc.	—	*	201	2	1.4
Allakos, Inc.	—	*	200	2	1.3
Sorrento Therapeutics, Inc.	—	*	197	2	1.3
Deciphera Pharmaceuticals, Inc.	—	*	192	2	1.3
Allogene Therapeutics, Inc.	—	*	185	2	1.2
Apellis Pharmaceuticals, Inc.	—	*	180	2	1.2
Inovio Pharmaceuticals, Inc.	—	*	177	2	1.2
Intercept Pharmaceuticals, Inc.	—	*	176	2	1.2
Kodiak Sciences, Inc.	—	*	171	2	1.2
Vir Biotechnology, Inc.	—	*	168	2	1.1
Corcept Therapeutics, Inc.	—	*	168	2	1.1
Novavax, Inc.	—	*	165	2	1.1
Veracyte, Inc.	—	*	163	2	1.1
Kura Oncology, Inc.	—	*	162	2	1.1
Aimmune Therapeutics, Inc.	—	*	159	2	1.1

Editas Medicine, Inc.	—	*	156	2		1.1
NanoString Technologies, Inc.	—	*	147	2		1.0
Ironwood Pharmaceuticals, Inc.	—	*	144	2		1.0
Ligand Pharmaceuticals, Inc.	—	*	139	2		0.9
Karuna Therapeutics, Inc.	—	*	124	2		0.8
Dicerna Pharmaceuticals, Inc.	—	*	119	2		0.8
Y-mAbs Therapeutics, Inc.	—	*	117	1		0.8
Madrigal Pharmaceuticals, Inc.	—	*	114	1		0.8
Sangamo Therapeutics, Inc.	—	*	110	1		0.7
Revance Therapeutics, Inc.	—	*	109	1		0.7
Cytokinetics, Inc.	—	*	107	1		0.7
Coherus Biosciences, Inc.	—	*	107	1		0.7
Karyopharm Therapeutics, Inc.	—	*	105	1		0.7
SpringWorks Therapeutics, Inc.	—	*	100	1		0.7
Zogenix, Inc.	—	*	100	1		0.7
Esperion Therapeutics, Inc.	—	*	97	1		0.7
REGENXBIO, Inc.	—	*	96	1		0.6
Athenex, Inc.	—	*	88	1		0.6
Intellia Therapeutics, Inc.	—	*	88	1		0.6
Mersana Therapeutics, Inc.	—	*	86	1		0.6
Retrophin, Inc.	—	*	77	1		0.5
Arvinas, Inc.	—	*	72	1		0.5
Translate Bio, Inc.	—	*	68	1		0.5
Innoviva, Inc.	—	*	67	1		0.4
Kadmon Holdings, Inc.	—	*	65	1		0.4
Epizyme, Inc.	—	*	64	1		0.4
Adverum Biotechnologies, Inc.	—	*	63	1		0.4
Theravance Biopharma, Inc.	—	*	59	1		0.4
Viela Bio, Inc.	—	*	56	1		0.4
Alector, Inc.	—	*	50	1		0.3
Akebia Therapeutics, Inc.	—	*	32	—	*	0.2

				$180

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$366,551	$—	$—
Short-Term Securities	14,266	—	—

Total	$380,817	$—	$—

Total Return Swaps	$—	$180	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$294,638

Gross unrealized appreciation	102,346
Gross unrealized depreciation	(16,167)

Net unrealized appreciation	$86,179